Accounts receivable net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Contract receivables | $	$ 2,864		$ 1,614
Less: allowance for doubtful accounts | $	0		(28)		$ (30)
Accounts receivable, net | $	$ 2,864		$ 1,586
ZHEJIANG TIANLAN
Contract receivables | ¥		¥ 157,879		¥ 175,792
Less: allowance for doubtful accounts | ¥		(29,644)		(40,019)		¥ (42,867)
Accounts receivable, net | ¥		¥ 128,235		¥ 135,773